Trading derivatives (assets and liabilities) and short positions - Short positions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial liabilities held for trading	€ 70,343	€ 107,634	€ 107,624	€ 108,765
Short positions
Financial instruments
Financial liabilities held for trading	15,002	€ 20,979	20,979	23,005
Debt instruments | Short positions
Financial instruments
Borrowed securities	1,213		2,447	2,250
Short sales	12,702		16,861	19,613
Debt instruments | Short positions | Santander UK plc
Financial instruments
Borrowed securities			1,557	1,319
Debt instruments | Short positions | Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico [Member]
Financial instruments
Borrowed securities	1,213		890	930
Short sales	26		46	1,872
Debt instruments | Short positions | Banco Santander (Brasil) S.A
Financial instruments
Short sales	7,300		8,188	9,197
Equity instruments | Short positions
Financial instruments
Borrowed securities	1,087		1,671	1,142
Equity instruments | Short positions | Santander UK plc
Financial instruments
Borrowed securities			1,500	991
Banco Santander S.A. | Debt instruments | Short positions
Financial instruments
Short sales	5,336		8,621	7,472
Banco Santander S.A. | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 987		€ 98	€ 103